Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Inventories [Abstract]
Inventories write-downs	$ 36	$ 9	$ 142	$ 9